Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Notional Amounts of Outstanding Derivative Positions [Table Text Block]
Volume of Commodity Derivative Activity

As of December 31, 2016, the Partnership had the following outstanding commodity contracts that were executed to manage the cash flow risk associated with future sales of NGLs:

Derivative contracts not designated as hedging instruments	Financial Position	Notional Quantity (net)
Crude Oil (bbl)	Short	36,500
Natural Gas (MMBtu)	Long	297,017
NGLs (gal)	Short	64,211,702

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The impact of the Partnership’s derivative instruments on its Consolidated Balance Sheets is summarized below:

(In millions)	December 31, 2016		December 31, 2015
Derivative contracts not designated as hedging instruments and their balance sheet location	Asset	Liability	Asset	Liability
Commodity contracts(1)
Other current assets / other current liabilities	$—	$(13)	$9	$(5)
Other noncurrent assets / deferred credits and other liabilities	—	(47)	—	(27)
Total	$—	$(60)	$9	$(32)

(1)	Includes embedded derivatives in commodity contracts as discussed above.

Derivative Instruments, Gain (Loss) [Table Text Block]
The impact of the Partnership’s derivative contracts not designated as hedging instruments and the location of gain or (loss) recognized in the Consolidated Statements of Income is summarized below:

	December 31,
(In millions)	2016	2015
Product sales
Realized gain	$2	$4
Unrealized loss	(15)	(1)
Total revenue: derivative (loss) gain from product sales	(13)	3
Purchased product costs
Realized loss	(5)	—
Unrealized (loss) gain	(22)	5
Total purchased product costs: derivative (loss) gain from product purchases	(27)	5
Cost of revenues
Realized loss	(3)	—
Unrealized gain	1	—
Total cost of revenues: derivative loss from cost of revenues	(2)	—
Total derivative (losses) gains	$(42)	$8